Financial instruments (Tables)	12 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Disclosure of contractual maturity analysis for financial liabilities
The Senior Secured Credit Facilities require that the Company comply with a Total Net Leverage Ratio covenant, as defined in the Senior Secured Credit Agreement:

Period	Ratio target
Each fiscal quarter commencing September 30, 2018	< 6.75x
Each fiscal quarter commencing September 30, 2019	< 6.50x
Each fiscal quarter commencing September 30, 2020	< 5.75x
Each fiscal quarter commencing September 30, 2021 to Maturity at December 29, 2023	< 5.50x
Contractual maturity analysis for financial liabilities

		Less than	1 to 3	4 to 5	After 5
	Total	1 year	years	years	years
	$	$	$	$	$

Accounts payable and accrued liabilities	103,487	103,487	—	—	—
Interim production financing	92,448	92,448	—	—	—
Other long-term liabilities	3,283	—	3,283	—	—
Senior unsecured convertible debentures	183,198	8,225	16,450	16,450	142,073
Term facility	470,656	19,018	23,035	428,603	—
Finance lease obligations	6,589	3,362	3,187	40	—

	859,661	226,540	45,955	445,093	142,073

Disclosure of fair value measurement of liabilities
Financial assets and liabilities measured at fair value

	June 30, 2019		June 30, 2018
	Fair value hierarchy	Fair value(1)	Fair value hierarchy	Fair value(1)
		$		$
Embedded Derivatives(2)	Level 2	(4,755)	Level 2	(11,940)

(1) The Company values its derivatives using valuations that are calibrated to the initial trade prices. Subsequent valuations are based on observable inputs to the valuation model.
(2) The fair value of embedded derivatives are estimated using valuation models.
The carrying amount of all financial instruments presented in the consolidated balance sheet approximate their fair values, except for the Senior Unsecured Convertible Debentures as follows:

	June 30, 2019			June 30, 2018
	Fair value hierarchy	Fair value liability	Carrying value	Fair value hierarchy	Fair value liability	Carrying value
		$	$		$	$
Senior Unsecured Convertible Debentures(1)	Level 1	103,600	116,096	Level 1	123,200	112,870

(1) The fair value of the convertible debentures is based on market quotes as these are actively traded on the open exchange.